Other Financial Information - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets [Abstract]
Cash and cash equivalents	$ 187,831	$ 257,868	$ 171,096	$ 207,410
Restricted cash	2,041	24,704	6,399
Accounts receivables, net	86,219	85,721
Intercompany receivables	0	0
Due from affiliate companies	8,328	50,837
Prepaid expenses and other current assets	55,567	51,437
Total current assets	339,986	470,567
Vessels, port terminal and other fixed assets, net	1,808,883	1,746,493
Investments in subsidiaries	0	0
Investment in available for sale securities	7,660	559
Investment in affiliates	335,303	197,291	117,088
Long-term receivable from affiliate companies	5,144	57,701
Loan receivable from affiliate companies	2,660	35,000
Other long-term assets	67,977	64,457
Goodwill and other intangibles	352,000	369,394
Total non-current assets	2,579,627	2,470,895
Total assets	2,919,613	2,941,462	2,913,824
Current liabilities
Accounts payable	51,692	63,921
Accrued expenses and other liabilities	64,199	75,681
Deferred income and cash received in advance	13,215	15,326
Due to affiliate companies	0	0
Intercompany payables	0	0
Capital lease obligations, net of current portion	1,400	1,353
Current portion of long term debt	19,261	33,095
Total current liabilities	149,767	189,376
Long-term debt, net of current portion	1,491,988	1,325,117
Capital lease obligations, net of current portion	22,359	23,759
Unfavorable lease terms	27,074	32,006
Other long-term liabilities and deferred income	25,221	29,643
Deferred tax liability	13,869	18,522
Total non-current liabilities	1,580,511	1,429,047
Total liabilities	1,730,278	1,618,423
Noncontrolling interest	123,640	116,663
Total Navios Holdings stockholders' equity	1,065,695	1,206,376
Total liabilities and stockholders' equity	2,919,613	2,941,462
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	33,769	79,213	74,160	6,323
Restricted cash		14,278
Intercompany receivables		49,852
Due from affiliate companies	4,861	1,300
Total current assets	38,630	144,643
Investments in subsidiaries	1,633,052	1,626,699
Investment in affiliates	318,399	187,008
Loan receivable from affiliate companies		35,000
Other long-term assets	19,079	16,212
Goodwill and other intangibles	92,372	95,183
Total non-current assets	2,062,902	1,960,102
Total assets	2,101,532	2,104,745
Current liabilities
Accounts payable	267
Accrued expenses and other liabilities	16,307	18,142
Intercompany payables	19,263
Current portion of long term debt		5,433
Total current liabilities	35,837	23,575
Long-term debt, net of current portion	1,000,000	874,794
Total non-current liabilities	1,000,000	874,794
Total liabilities	1,035,837	898,369
Total Navios Holdings stockholders' equity	1,065,695	1,206,376
Total liabilities and stockholders' equity	2,101,532	2,104,745
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	65,348	133,116	56,406	94,689
Restricted cash	2,041	10,426
Accounts receivables, net	64,656	56,599
Intercompany receivables	48,395
Due from affiliate companies	3,548	49,974
Prepaid expenses and other current assets	37,843	27,502
Total current assets	221,831	277,617
Vessels, port terminal and other fixed assets, net	1,395,236	1,390,455
Investments in subsidiaries	286,413	276,042
Investment in available for sale securities	7,660	559
Investment in affiliates	5,122	442
Long-term receivable from affiliate companies	5,144	57,701
Loan receivable from affiliate companies	2,660
Other long-term assets	20,040	29,077
Goodwill and other intangibles	97,813	110,690
Total non-current assets	1,820,088	1,864,966
Total assets	2,041,919	2,142,583
Current liabilities
Accounts payable	27,370	25,440
Accrued expenses and other liabilities	29,528	40,411
Deferred income and cash received in advance	12,170	12,322
Intercompany payables	97,343	115,335
Current portion of long term debt	18,067	27,593
Total current liabilities	184,478	221,101
Long-term debt, net of current portion	188,248	249,794
Unfavorable lease terms	27,074	32,006
Other long-term liabilities and deferred income	18,352	19,211
Total non-current liabilities	233,674	301,011
Total liabilities	418,152	522,112
Total Navios Holdings stockholders' equity	1,623,767	1,620,471
Total liabilities and stockholders' equity	2,041,919	2,142,583
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	88,714	45,539	40,530	106,398
Accounts receivables, net	21,563	29,122
Intercompany receivables	71,305	71,379
Prepaid expenses and other current assets	17,724	23,935
Total current assets	199,306	169,975
Vessels, port terminal and other fixed assets, net	413,647	356,038
Investment in affiliates	11,782	9,841
Other long-term assets	28,858	19,168
Goodwill and other intangibles	161,815	163,521
Total non-current assets	616,102	548,568
Total assets	815,408	718,543
Current liabilities
Accounts payable	24,055	38,481
Accrued expenses and other liabilities	18,364	17,128
Deferred income and cash received in advance	1,045	3,004
Due to affiliate companies	81	437
Intercompany payables	3,094	5,896
Capital lease obligations, net of current portion	1,400	1,353
Current portion of long term debt	1,194	69
Total current liabilities	49,233	66,368
Long-term debt, net of current portion	303,740	200,529
Capital lease obligations, net of current portion	22,359	23,759
Other long-term liabilities and deferred income	6,869	10,432
Deferred tax liability	13,869	18,522
Total non-current liabilities	346,837	253,242
Total liabilities	396,070	319,610
Noncontrolling interest	123,640	116,663
Total Navios Holdings stockholders' equity	295,698	282,270
Total liabilities and stockholders' equity	815,408	718,543
Eliminations
Current assets [Abstract]
Intercompany receivables	(119,700)	(121,231)
Due from affiliate companies	(81)	(437)
Total current assets	(119,781)	(121,668)
Investments in subsidiaries	(1,919,465)	(1,902,741)
Total non-current assets	(1,919,465)	(1,902,741)
Total assets	(2,039,246)	(2,024,409)
Current liabilities
Due to affiliate companies	(81)	(437)
Intercompany payables	(119,700)	(121,231)
Total current liabilities	(119,781)	(121,668)
Total liabilities	(119,781)	(121,668)
Total Navios Holdings stockholders' equity	(1,919,465)	(1,902,741)
Total liabilities and stockholders' equity	$ (2,039,246)	$ (2,024,409)